S000053353 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.97%
Performance Inception Date				Mar. 31, 2016
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.52%	7.44%		12.90%
Performance Inception Date				Mar. 31, 2016
Class C
Prospectus [Line Items]
Average Annual Return, Percent	15.38%	7.90%		12.89%
Performance Inception Date				Mar. 31, 2016
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	17.56%	8.99%		13.87%
Performance Inception Date				Mar. 31, 2016
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.47%	8.24%		12.84%
Performance Inception Date				Mar. 31, 2016
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.45%	6.87%		11.25%
Performance Inception Date				Mar. 31, 2016
Class N
Prospectus [Line Items]
Average Annual Return, Percent	17.60%	9.05%	13.76%
Performance Inception Date			Mar. 31, 2017
Class N | MSCI All Country World Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent			11.63%
Performance Inception Date			Mar. 31, 2017